Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 76,254	$ 89,929	$ 31,548
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization of property, plant and equipment	40,607	35,292	36,091
Provision for bad debt expense	863	1,449	1,491
Other amortization	2,878	1,656	1,656
Debt issuance cost amortization	3,725	3,685	13,435
Debt discount amortization, net of premium amortization	5,158	5,195	11,755
Stock - based compensation expense	438	513	603
Amortization of restricted stock, net of forfeitures	3,260	2,301	1,329
Deferred income taxes	28,916	22,057	23,153
Valuation allowance - deferred income taxes		(50,388)	(53,743)
Equity interest in earnings of investees	(603)	(752)	(713)
Asset impairment charges	1,151	249	30,038
Loss (gain) on disposal of dealerships and property and equipment	256	(1,249)	(804)
Loss on exit of leased dealerships	4,384	4,266	33,013
(Gain) loss on retirement of debt	1,107	7,665	6,745
Derivative liability fair value adjustments			(11,300)
Non-cash adjustments - cash flow swaps	760	4,883	11,769
Changes in assets and liabilities that relate to operations:
Receivables	(64,858)	(8,114)	23,424
Inventories	40,201	(121,935)	307,803
Other assets	(5,117)	(21,315)	(1,393)
Notes payable - floor plan - trade	(9,807)	263,963	(58,972)
Trade accounts payable and other liabilities	24,057	15,689	(3,347)
Total adjustments	77,376	165,110	372,033
Net cash provided by (used in) operating activities	153,630	255,039	403,581
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of land, property and equipment	(158,716)	(85,194)	(43,277)
Proceeds from sales of property and equipment	965	1,214	6,018
Proceeds from sale of dealerships	129	24,720	27,276
Distributions from equity investees	600	600	300
Net cash provided by (used in) investing activities	(157,022)	(58,660)	(9,683)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net (repayments) borrowings on notes payable floor plan - non-trade	16,163	(168,688)	(294,823)
Borrowings on revolving credit facilities	248,018	40,000	558,011
Repayments on revolving credit facilities	(248,018)	(40,000)	(628,853)
Proceeds from issuance of long-term debt	66,150	229,775	178,751
Debt issuance costs		(10,962)	(18,387)
Principal payments on long-term debt	(20,418)	(6,362)	(5,458)
Settlement of cash flow swaps			(16,454)
Repurchase of debt securities	(64,576)	(249,190)	(244,258)
Purchases of treasury stock	(10,987)	(1,113)	(61)
Income tax benefit (expense) associated with stock compensation plans	1,772	(12)
Income tax benefit associated with convertible hedge		239	4,293
Issuance of shares under stock compensation plans	645	1,741
Issuance of common stock			101,265
Dividends paid	(5,286)		(4,860)
Net cash provided by (used in) financing activities	(16,537)	(204,572)	(370,834)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(19,929)	(8,193)	23,064
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	21,842	30,035	6,971
CASH AND CASH EQUIVALENTS, END OF YEAR	1,913	21,842	30,035
SUPPLEMENTAL SCHEDULE OF NON-CASH FINANCING ACTIVITIES:
Change in fair value of cash flow hedging instruments (net of tax benefit of $1,527, and tax expense of $2,247 and $7,045 in 2011, 2010 and 2009, respectively)	(2,492)	3,667	11,494
Cash paid (received) during the year for:
Interest, including amount capitalized	87,652	93,598	110,420
Income taxes	$ 20,371	$ (17,098)	$ (23,507)